LEASES - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
LEASES
Operating lease costs	$ 3,400	$ 6,100
Increased lease commitments	8,400
Impairment of right of use assets	$ 2,563